Financial risk management (Tables)	6 Months Ended
Dec. 31, 2023
Financial risk management
Schedule of net borrowings being hedged at balance sheet date

	31 December	30 June	31 December
	2023	2023	2022
	$’000	$’000	$’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(33,200)	(57,500)	(8,900)
Net USD debt	616,800	592,500	641,100
Hedged future USD revenues (1)	(253,600)	(52,000)	(50,780)
Unhedged USD borrowings	363,200	540,500	590,320
Closing USD exchange rate ($: £)	1.2746	1.2716	1.2040
(1)A further portion of the profit and loss exposure (within net finance income/costs) on unhedged USD borrowings is naturally offset by the fair value of foreign exchange based embedded derivatives in host Commercial revenue contracts.

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	31 December	30 June	31 December
	2023	2023	2022
Principal value of loan outstanding ($’000)	150,000	150,000	150,000
Rate received	1 month $ SOFR	1 month $ SOFR	1 month $ LIBOR
Rate paid	Fixed 1.9215%	Fixed 1.9215%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024	30 June 2024

Schedule of hedging reserve

	At 31 December 2023	At 30 June 2023	At 31 December 2022
	£’000	£’000	£’000
Cash flow hedge reserve	1,521	2,815	2,249
Cost of hedging reserve	(1,546)	1,187	—
Total hedging reserve	(25)	4,002	2,249